Intangible Assets and Work-in-Progress	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Intangible Assets and Work-in-Progress [Line Items]
Intangible Assets and Work-in-Progress

(9)    Intangible Assets and Work-in- Progress

Intangible Assets — The details below relate to Intangible Assets for Tingo Mobile as consolidated into the Company for the three months ended March 31, 2022. This represents cost incurred on software development of our mobile operating system and secure browser. This is Tingo’s proprietary operating system and mobile/web browser. The system and its technology platform is designed to help our customers securely execute financial transactions. This cost is amortized over 5 (Five) years, because on or before then we are expected to have significantly upgraded the software. For the three months ended March 31, 2022, the Company incurred capitalized costs of $ 0 and charged $283,941 in amortization costs for this period.

Cost
As of January 1, 2022	$6,193,507
Additions	—
Forex translation difference	(904,770)
As of March 31, 2022	5,288,737

Amortization
As of January 1, 2022	4,026,671
Charge for the period	283,941
Forex translation difference	(398,817)
As of March 31, 2022	3,911,795
Carrying Amount	$1,376,942

(9)    Intangible Assets and Work-in- Progress

Intangible Assets — The details below relate to Intangible Assets for Tingo Mobile as consolidated into the Company for the 9 months ended September 30, 2021. This represents cost incurred on software development of mobile operating system and secure browser. This is Tingo’s proprietary operating system and mobile/web browser. The system and its technology platform is designed to help our customers securely do financial transactions. This cost is amortized over 5 (Five) years, because on or before then we are expected to have significantly upgraded. For the period ended September 30, 2021, the Company incurred capitalised expenses of $0 and incurred $860,872 in amortization expenses for the nine months ended September 30, 2021.

Cost
As at 1 January, 2021	$6,193,507
Additions	—
Forex translation difference	(454,361)
As at 30 September, 2021	$5,739,146
Amortization
As at 1 January, 2021	$3,138,446
Charge for the period	860,872
Forex translation difference	(230,239)
As at 30 September, 2021	$3,769,079
Carrying Amount	$1,970,067

Work-in-Progress — Consists of investment in ‘Cell On-Wheel’. This is a rollout of broadband and mobile network enhancement across rural Nigeria. Upon completion, we intend to allocate a depreciation charge. This is projected for completion later in 2021 or in 2022. The movements above represent the results for Tingo Mobile.

January 1, 2021	$207,968,849
Additions	—
Forex translation difference	(15,256,797)
Closing balance — September 30, 2021	$192,712,052

(9)    Intangible Assets and Work-in-Progress

Intangible Assets — The details below relate to Intangible Assets for Tingo Mobile as consolidated into the Company for the years ended December 31, 2021 and 2020. This represents cost incurred on software development of our mobile operating system and secure browser. This is Tingo’s proprietary operating system and mobile/web browser. The system and its technology platform is designed to help our customers securely execute financial transactions. This cost is amortized over 5 (Five) years, because on or before then we are expected to have significantly upgraded the software. For the year ended December 31, 2021, the Company incurred capitalized expenses of $0 and charged $1,187,042 in amortization expenses for this period. The amortization for the period from date of acquisition was $145,021.

	December 31, 2021	December 31, 2020
Cost
As at 1 January, 2021	$6,193,507	$6,535,305
Additions	—	—
Forex translation difference	(495,912)	(341,798)
As at 31 December, 2021	$5,697,995	$6,193,507

Amortization
As at 1 January, 2021	$3,138,446	$2,004,585
Charge for the year	1,187,042	1,241,356
Forex translation difference	(298,817)	(107,495)
As at 31 December, 2021	4,026,671	3,138,446
Carrying Amount	$1,670,924	$3,055,061

Work-in-Progress — The details below relate to Work-in -Progress for Tingo Mobile as consolidated into the Company for the year ended December 31, 2021 and 2020. Consists of investment in ‘Cell On-Wheel’. This is a rollout of broadband fiber and mobile network enhancement across rural Nigeria. The project is now complete and the cost has been capitalized as a fixed asset under ‘Site Installations’ above.

	December 31, 2021	December 31, 2020
January 1, 2021	$207,968,849	$8,694,244
Additions	—	200,157,284
Transfer to Capitalization – Site Installations	(191,316,838)	—
Forex translation difference	(16,652,011)	(882,679)
Closing balance – December 31, 2021	$—	$207,968,849